Equity and Share-Based Compensation (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common Stock
Changes in number of outstanding shares
Share count at the beginning of the period (in shares)	7,049,173	6,892,574	6,661,971
Grants of restricted stock (in shares)	268,677	344,748	284,024	102,951
Forfeitures of restricted stock (in shares)	(60,843)	(188,149)	(53,421)	(4,415)
Share count at the end of the period (in shares)	7,257,007	7,049,173	6,892,574	6,661,971
Treasury Stock
Changes in number of outstanding shares
Share count at the beginning of the period (in shares)	(53,467)	(11,870)
Acquisition of treasury stock (in shares)	(38,572)	(41,597)	(11,870)
Share count at the end of the period (in shares)	(92,039)	(53,467)	(11,870)